Other financial assets (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Other financial assets
Accrued interest receivable	$ 905	$ 1,144
Securities sold not delivered	2,358	1,687
Trade debtors	992	998
Interbank lending	299	514
Clearing and settlement balances	630	750
Accrued fees and commissions	170	159
Other	120	115
Total other financial assets	5,474	5,367
Parent Entity
Other financial assets
Accrued interest receivable	797	1,005
Securities sold not delivered	2,352	1,668
Trade debtors	502	517
Interbank lending	295	510
Clearing and settlement balances	558	706
Accrued fees and commissions	117	95
Other	124	114
Total other financial assets	$ 4,745	$ 4,615